Non-Interest Income and Non-Interest Expense (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Components of Non-Interest Income and Non-Interest Expense

The significant components of non-interest income and non-interest expense for the years ended December 31, 2014, 2013 and 2012 are presented below:

	In Thousands
	2014	2013	2012
Non-interest income:
Service charges on deposits	$4,374	4,090	4,568
Other fees and commissions	8,895	7,726	7,603
Security gains, net	545	78	259
Fees and gains on sales of loans	2,780	3,298	3,602
Gain on sale of other real estate, net	77	—	—
Other income	7	12	3

	$16,678	15,204	16,035

	In Thousands
	2014	2013	2012
Non-interest expense:
Employee salaries and benefits	$27,793	25,697	23,984
Occupancy expenses	3,100	2,715	2,626
Furniture and equipment expenses	1,767	1,406	1,175
Loss on sales of other assets, net	6	3	2
Write downs and loss on sales of other real estate, net	—	1,642	3,286
Data processing expenses	2,313	1,902	1,433
FDIC insurance	1,049	1,220	1,738
Directors’ fees	720	707	762
Legal fees and litigation losses	92	2,980	178
Other operating expenses	10,865	10,515	9,914

	$47,705	48,787	45,098